Employee Retirement and Severance Benefits (Accumulated Benefit Obligation for All Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 769,140	¥ 883,462
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 329,843	¥ 462,306